Net Defined Benefit Liabilities (Assets) - Summary of Changes in the Defined Benefit Obligations (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of net defined benefit liability (asset) [Line Items]
Current service cost	₩ (213,922)	₩ (238,068)	₩ (249,125)
Interest expense	(17,462)	3,139	5,047
Remeasurements:
Acquisition and disposition of businesses, etc.	(5,564)	8,587	5,128
Present value of defined benefit obligation [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	2,218,655	2,494,930
Current service cost	213,489	238,068
Interest expense	103,874	59,041
Benefit paid	(358,298)	(316,047)
Changes due to settlements of plan & Past Service Cost	1	(701)
Remeasurements:
Actuarial gains (losses) arising from changes in demographic assumptions	1,903	(13,048)
Actuarial gains (losses) arising from changes in financial assumptions	138,462	(323,501)
Actuarial gains arising from experience adjustments	48,174	80,845
Acquisition and disposition of businesses, etc.	(467)	(932)
Ending balance	₩ 2,365,793	₩ 2,218,655	₩ 2,494,930